Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000254756
Shareholder Report [Line Items]
Fund Name	LT Large Core ETF
Trading Symbol	ALRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LT Large Core ETF for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Core ETF	$31	0.28%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. U.S. equity market performance broadened over the past year, with value stocks, represented by the Russell 1000® Value Index, returning 31.2% versus 8.0% for the Russell 1000® Growth Index, as market participants dealt with the Iran War, a spike in oil prices, a surge in inflation expectations, and growing artificial intelligence (AI) adoption. Earnings growth broadened as a result.

During the period, we initiated six new positions and exited six. Portfolio positioning at fiscal year-end was similar to earlier in the period, with overweights to industrials, information technology (IT), and energy. This was offset by underweights to health care, consumer staples, and utilities. Against a backdrop of geopolitical unrest and narrow market dynamics, we are employing a barbell approach to portfolio construction, balancing exposure to established leaders with emerging AI beneficiaries.

Performance was driven by strong stock selection in consumer discretionary, energy, and financials. Conversely, stock selection in industrials and health care detracted from performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	LT Large Core ETF	S&P 500 Index
7/7/2025	$10,000	$10,000
7/31/2025	$10,250	$10,181
8/31/2025	$10,476	$10,387
9/30/2025	$10,827	$10,767
10/31/2025	$11,065	$11,019
11/30/2025	$11,202	$11,046
12/31/2025	$11,173	$11,052
1/31/2026	$11,356	$11,213
2/28/2026	$11,258	$11,128
3/31/2026	$10,736	$10,573
4/30/2026	$11,911	$11,683
5/31/2026	$12,300	$12,298
6/30/2026	$12,008	$12,181
7/31/2026	$12,421	$12,173

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (7/7/25)
LT Large Core ETF	21.22	22.56
S&P 500 Index	19.56	20.26

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Performance Inception Date	Jul. 07, 2025
No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 7,728,379
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 20,378
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$7,728,379
# of portfolio holdings	50
Portfolio turnover rate	6%
Total advisory fees paid	$20,378

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	38.3
Financials	14.7
Industrials	12.3
Consumer discretionary	10.9
Communication services	9.6
Health care	6.7
Energy	4.4
Consumer staples	2.3
Materials	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Apple, Inc.	8.6
Microsoft Corp.	7.4
Alphabet, Inc. Class C	6.0
Amazon.com, Inc.	5.3
Broadcom, Inc.	4.6
NVIDIA Corp.	3.8
JPMorgan Chase & Co.	2.8
Eli Lilly & Co.	2.8
Suncor Energy, Inc.	2.5
Meta Platforms, Inc. Class A	2.5

Material Fund Change [Text Block]
C000254757
Shareholder Report [Line Items]
Fund Name	LT Large Growth ETF
Trading Symbol	AGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LT Large Growth ETF for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Growth ETF	$36	0.35%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026.

U.S. equity market performance broadened over the past year, with value stocks, represented by the Russell 1000® Value Index, returning 31.2% versus 8.0% for the Russell 1000® Growth Index as market participants dealt with the Iran War, a spike in oil prices, a surge in inflation expectations, and growing artificial intelligence (AI) adoption. This resulted in a broad inflection in earnings growth.

During the period, we initiated 11 new positions and exited 9. The ETF remains underweight in the Magnificent Seven stocks, as we have employed a barbell approach to portfolio construction, balancing exposure to leaders with emerging AI beneficiaries. As of fiscal year-end, the ETF was overweight health care, financials, and consumer discretionary. The strategy was underweight information technology (IT), communication services, and energy.

Positive performance was driven by strong stock selection in IT, consumer discretionary, and industrials. Conversely, stock selection in health care, communication services, and consumer staples detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	LT Large Growth ETF	Russell 1000® Growth Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,640	$9,700	$9,806
4/30/2025	$9,818	$9,872	$9,740
5/31/2025	$10,647	$10,746	$10,357
6/30/2025	$11,403	$11,431	$10,883
7/31/2025	$11,778	$11,862	$11,123
8/31/2025	$11,762	$11,995	$11,381
9/30/2025	$12,090	$12,632	$11,773
10/31/2025	$12,555	$13,091	$12,026
11/30/2025	$12,292	$12,854	$12,059
12/31/2025	$12,210	$12,774	$12,056
1/31/2026	$12,072	$12,581	$12,243
2/28/2026	$11,615	$12,158	$12,185
3/31/2026	$10,984	$11,525	$11,579
4/30/2026	$12,360	$12,896	$12,760
5/31/2026	$13,343	$13,825	$13,407
6/30/2026	$12,858	$13,455	$13,366
7/31/2026	$12,785	$12,814	$13,304

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (3/26/25)
LT Large Growth ETF	8.54	19.99
Russell 1000® Growth Index	8.03	20.20
Russell 3000® Index	19.60	23.59

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Performance Inception Date	Mar. 26, 2025
No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 110,108,560
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 411,932
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$110,108,560
# of portfolio holdings	48
Portfolio turnover rate	11%
Total advisory fees paid	$411,932

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	48.3
Communication services	15.6
Health care	9.2
Industrials	9.1
Financials	8.0
Consumer discretionary	7.7
Materials	1.1
Consumer staples	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	14.3
Alphabet, Inc. Class C	9.4
Broadcom, Inc.	5.1
Amazon.com, Inc.	4.5
Apple, Inc.	4.5
Microsoft Corp.	4.0
Meta Platforms, Inc. Class A	3.4
GE Vernova, Inc.	2.8
Lam Research Corp.	2.6
Visa, Inc. Class A	2.5

Material Fund Change [Text Block]
C000254758
Shareholder Report [Line Items]
Fund Name	Special Large Value ETF
Trading Symbol	ASLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Large Value ETF for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Special Large Value ETF	$38	0.35%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, driven by stock selection in information technology (IT). Investors’ narrow focus around artificial intelligence (AI) and preference for the more commoditized IT hardware and semiconductor stocks caused headwinds for our process, which focuses on companies with durable asset bases and sustainable free cash flow through a full cycle. We believe we can get better long-term returns through holdings that we expect to benefit from the surge in demand from the data center buildout and are positioned to profit as the AI cycle matures.

The Fund made minor changes to sector allocation, with an increase in IT while reducing exposure to financials. Alphabet, Inc., the parent of Google, was a large contributor. Management continues to invest in all layers of the cloud stack, which we expect to lead to significant return on invested capital. The largest detractor was Microsoft Corp. Despite continued momentum across Azure, AI workloads, and Copilot adoption, investor focus shifted toward elevated capital expenditure requirements, the pace of near-term margin expansion, and concerns over the terminal value of software.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Special Large Value ETF	Russell 1000® Value Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,899	$9,933	$9,806
4/30/2025	$9,771	$9,631	$9,740
5/31/2025	$10,157	$9,969	$10,357
6/30/2025	$10,551	$10,310	$10,883
7/31/2025	$10,595	$10,369	$11,123
8/31/2025	$11,038	$10,699	$11,381
9/30/2025	$11,078	$10,859	$11,773
10/31/2025	$10,977	$10,907	$12,026
11/30/2025	$11,303	$11,197	$12,059
12/31/2025	$11,357	$11,273	$12,056
1/31/2026	$11,783	$11,787	$12,243
2/28/2026	$12,112	$12,093	$12,185
3/31/2026	$11,292	$11,509	$11,579
4/30/2026	$12,047	$12,448	$12,760
5/31/2026	$12,014	$12,815	$13,407
6/30/2026	$12,177	$13,103	$13,366
7/31/2026	$12,465	$13,603	$13,304

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (3/26/25)
Special Large Value ETF	17.64	17.76
Russell 1000® Value Index	31.19	25.64
Russell 3000® Index	19.60	23.59

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Performance Inception Date	Mar. 26, 2025
No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 218,681,099
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 862,425
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$218,681,099
# of portfolio holdings	44
Portfolio turnover rate	46%
Total advisory fees paid	$862,425

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	17.3
Financials	16.4
Industrials	14.9
Health care	12.7
Consumer discretionary	11.7
Consumer staples	5.9
Energy	5.8
Materials	4.1
Real estate	3.9
Utilities	3.8
Communication services	3.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	8.0
Apple, Inc.	4.2
Microsoft Corp.	3.8
NextEra Energy, Inc.	3.7
Canadian Pacific Kansas City Ltd.	3.6
Berkshire Hathaway, Inc. Class B	3.5
Alphabet, Inc. Class C	3.5
Capital One Financial Corp.	3.4
Labcorp Holdings, Inc.	3.3
Eaton Corp. PLC	3.2

Material Fund Change [Text Block]